Prepayments And Other Current Assets	12 Months Ended
Dec. 31, 2020
Prepayments and other current assets [Abstract]
Prepayments and other current assets

NOTE 15: PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

	Year Ended December 31, 2020	Year Ended December 31, 2019
Insurance claims receivable, net	346	109
VAT and other credits	2,604	1,012
Deferred insurance premiums	913	2,117
Advances to providers	1,443	621
Other	1,394	1,659
Total	6,700	5,518